GOODWILL AND INTANGIBLE ASSETS, NET (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		$ 152,188
Amortization recognized in the year		2,343	$ 1,158	$ 31
Intangible assets and goodwill at end of period		17,681	152,188
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		153,778	1,553
Initial consolidation			150,607
PPA adjustments during measurement period		2,941
Disposals		(1,581)
Deconsolidation of Trichome		(18,718)
Foreign currency translation adjustments		(1,333)	1,618
Intangible assets and goodwill at end of period		135,087	153,778	1,553
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(590)	(157)
Impairment		115,035	(275)
Amortization recognized in the year		2,343	1,158
Deconsolidation of Trichome		(1,562)
Intangible assets and goodwill at end of period		(117,406)	(590)	(157)
Cultivations and processing license [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	[1]	9,187
Intangible assets and goodwill at end of period	[1]	851	9,187
Cultivations and processing license [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	[1]	9,961	1,060
Initial consolidation	[1]		8,950
PPA adjustments during measurement period	[1]	(0)
Disposals	[1]	(1,581)
Deconsolidation of Trichome	[1]	(5,856)
Foreign currency translation adjustments	[1]	0	(49)
Intangible assets and goodwill at end of period	[1]	2,524	9,961	1,060
Cultivations and processing license [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	[1]	(774)	(156)
Impairment	[1]	1,215	0
Amortization recognized in the year	[1]	767	618
Deconsolidation of Trichome	[1]	(1,083)
Intangible assets and goodwill at end of period	[1]	(1,673)	(774)	(156)
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		10,205
Intangible assets and goodwill at end of period		7,008	10,205
Customer relationships [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		10,674	58
Initial consolidation			10,337
PPA adjustments during measurement period		5,715
Disposals		0
Deconsolidation of Trichome		(2,932)
Foreign currency translation adjustments		(381)	279
Intangible assets and goodwill at end of period		13,076	10,674	58
Customer relationships [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(469)	0
Impairment		4,461	0
Amortization recognized in the year		1,503	469
Deconsolidation of Trichome		(365)
Intangible assets and goodwill at end of period		(6,068)	(469)	0
Brand [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		11,355
Intangible assets and goodwill at end of period		48	11,355
Brand [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		11,363	63
Initial consolidation			11,300
PPA adjustments during measurement period		(0)
Disposals		0
Deconsolidation of Trichome		(9,799)
Foreign currency translation adjustments		0	0
Intangible assets and goodwill at end of period		1,564	11,363	63
Brand [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(8)	0
Impairment		1,501	0
Amortization recognized in the year		7	8
Deconsolidation of Trichome		0
Intangible assets and goodwill at end of period		(1,516)	(8)	0
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		121,303
Intangible assets and goodwill at end of period		9,771	121,303
Goodwill [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		121,578	304
Initial consolidation			119,892
PPA adjustments during measurement period		(2,774)
Disposals		0
Deconsolidation of Trichome		(0)
Foreign currency translation adjustments		(904)	1,382
Intangible assets and goodwill at end of period		117,900	121,578	304
Goodwill [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(275)	0
Impairment		107,854	275
Amortization recognized in the year		0	0
Deconsolidation of Trichome		0
Intangible assets and goodwill at end of period		(108,129)	(275)	0
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		138
Intangible assets and goodwill at end of period		3	138
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		202	68
Initial consolidation			128
PPA adjustments during measurement period		(0)
Disposals		0
Deconsolidation of Trichome		(131)
Foreign currency translation adjustments		(48)	6
Intangible assets and goodwill at end of period		23	202	68
Other [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(64)	(1)
Impairment		4	0
Amortization recognized in the year		66	63
Deconsolidation of Trichome		(114)
Intangible assets and goodwill at end of period		$ (20)	$ (64)	$ (1)

[1]	The licenses consist of GMP and GDP licenses.